UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September, 2009

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio
September 30, 2009

Equity securities			Value
	Shares		(000)

Asia-Pacific - 55.82%

China - 17.30%
361 Degrees International Ltd. (Hong Kong) (1)	24,418,000		12,257
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000		275
AirMedia Group Inc. (ADR) (1)	808,300		5,941
Alibaba.com Ltd. (Hong Kong) (1)	14,394,500		33,434
Anhui Conch Cement Co. Ltd.	5,348,318		33,715
Anhui Conch Cement Co. Ltd. (Hong Kong)	6,519,500		43,452
ANTA Sports Products Ltd. (Hong Kong)	29,065,600		36,043
Bank of China Ltd. (Hong Kong)	294,729,000		155,171
BaWang International (Group) Holding Ltd. (Hong Kong) (1)	59,904,000		24,350
Beijing Enterprises Holdings Ltd. (Hong Kong)	7,929,500		42,003
BYD Co. Ltd. (Hong Kong) (1)	19,753,700		162,756
Changyou.com Ltd., Class A (ADR) (1)	414,900		14,737
China Construction Bank Corp. (Hong Kong)	101,258,600		80,882
China Dongxiang (Group) Co. Ltd. (Hong Kong)	30,321,000		20,228
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	19,443,600		39,893
China Life Insurance Co. Ltd.	1,407,973		5,709
China Life Insurance Co. Ltd. (Hong Kong)	1,712,000		7,456
China Mengniu Dairy Co. (Hong Kong) (1)	14,666,000		37,547
China Mobile Ltd. (Hong Kong)	933,000		9,102
China National Offshore Oil Corp. (Hong Kong)	66,358,000		89,225
China Overseas Land & Investment Ltd. (Hong Kong)	16,467,206		35,614
China Railway Construction Corp. Ltd. (Hong Kong)	39,299,500		52,234
China Resources Enterprise Ltd. (Hong Kong)	2,540,000		7,391
China Resources Land Ltd. (Hong Kong)	19,418,000		42,547
China Shenhua Energy Co. Ltd. (Hong Kong)	62,869,500		274,615
China Vanke Co. Ltd.	6,527,100		9,964
China Yurun Food Group Ltd. (Hong Kong)	9,641,000		20,776
Ctrip.com International Ltd. (ADR) (1)	390,780		22,974
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong) (1)	20,734,000		18,301
GCL-Poly Energy Holdings Ltd. (Hong Kong)	76,219,000		20,163
Giant Interactive Group Inc. (ADR)	2,032,800		15,388
GOME Electrical Appliances Holding Ltd. (Hong Kong) (1)	167,150,912		44,649
Hopewell Highway Infrastructure Ltd. (Hong Kong)	4,088,400		2,511
Industrial and Commercial Bank of China Ltd.	19,000,000		13,277
Industrial and Commercial Bank of China Ltd. (Hong Kong)	265,256,000		199,896
Kingboard Chemical Holdings Ltd. (Hong Kong)	2,535,000		9,634
Kingboard Laminates Holdings Ltd. (Hong Kong)	14,143,000		9,107
Li Ning Co. Ltd. (Hong Kong)	15,285,500		47,043
Mindray Medical International Ltd., Class A (ADR)	123,500		4,031
NetDragon Websoft Inc. (Hong Kong)	6,497,500		4,310
NetEase.com, Inc. (ADR) (1)	1,236,600		56,488
New Oriental Education & Technology Group Inc. (ADR) (1)	32,000		2,574
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	44,025,200		56,697
Perfect World Co. Ltd., Class B (ADR) (1)	1,104,800		53,141
Qinghai Salt Lake Potash Co. Ltd.	824,000		5,991
Shanda Games Ltd., Class A (ADR) (1)	1,224,300		14,324
Shanda Interactive Entertainment Ltd. (ADR) (1)	97,100		4,972
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000		2,192
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	20,880,000		3,422
Sino-Ocean Land Holdings Ltd. (Hong Kong)	15,474,500		14,018
Suntech Power Holdings Co. Ltd. (ADR) (1)	1,837,800		27,935
Tencent Holdings Ltd. (Hong Kong)	7,537,200		122,645
TPV Technology Ltd. (Hong Kong)	19,556,000		12,113
Weichai Power Co. Ltd. (Hong Kong)	15,011,600		79,131
Wumart Stores, Inc. (Hong Kong)	20,847,384		31,044
Xinao Gas Holdings Ltd. (Hong Kong)	4,630,000		9,201
Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)	6,255,000		10,880
			2,215,369

Hong Kong - 0.84%
BOC Hong Kong (Holdings) Ltd.	2,776,500		6,091
C C Land Holdings Ltd.	46,036,200		24,891
First Pacific Co. Ltd.	56,408,000		37,778
Hopewell Holdings Ltd.	12,085,000		37,973
Shangri-La Asia Ltd.	567,246		1,069
			107,802

India - 9.86%
Ambuja Cements Ltd.	20,072,501		41,916
Apollo Hospitals Enterprise Ltd.	1,222,966		14,025
Apollo Hospitals Enterprise Ltd. (GDR)	233,800		2,681
Bharat Electronics Ltd.	380,971		12,245
Bharat Heavy Electricals Ltd.	693,858		33,862
Bharti Airtel Ltd.	26,196,148		229,875
Container Corp. of India Ltd.	785,300		19,693
Cummins India Ltd.	1,182,073		8,659
DLF Ltd.	22,149,682		203,301
Everest Kanto Cylinder Ltd.	3,299,069		14,525
Future Capital Holdings Ltd. (1)	646,417		3,755
GMR Infrastructure Ltd. (1)	2,892,000		8,503
Hindustan Unilever Ltd.	1,285,755		7,075
Housing Development Finance Corp. Ltd.	1,248,262		72,969
India Cements Ltd.	1,865,000		5,255
Infosys Technologies Ltd.	462,428		22,350
Infrastructure Development Finance Co. Ltd.	18,377,391		56,245
ITC Ltd.	865,340		4,226
IVRCL Infrastructures & Projects Ltd.	1,516,972		12,491
McLeod Russel India Ltd. (2)	5,566,169		25,481
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (3)	284,195		24,360
Mundra Port and Special Economic Zone Ltd.	83,696		912
Rajesh Exports Ltd.	7,591,146		11,676
Reliance Industries Ltd. (1)	7,345,015		338,876
Sanghvi Movers Ltd.	969,167		3,570
Shopper's Stop Ltd. (1)	1,005,300		5,849
Shree Cement Ltd.	35,300		1,223
Sobha Developers Ltd.	3,594,606		19,834
Sun Pharmaceutical Industries Ltd.	196,010		5,782
United Spirits Ltd.	2,447,400		46,917
Wipro Ltd.	365,778		4,615
			1,262,746

Indonesia - 2.42%
PT Astra International Tbk	37,443,300		129,537
PT Bank Mandiri (Persero) Tbk	44,770,000		21,828
PT Bank Rakyat Indonesia (Persero) Tbk	53,054,500		41,277
PT Indocement Tunggal Prakarsa Tbk	27,026,000		29,717
PT Medco Energi Internasional Tbk	42,476,000		12,778
PT Ramayana Lestari Sentosa Tbk	184,120,000		12,415
PT Semen Gresik	65,400,000		42,741
PT Surya Citra Media Tbk	38,277,500		2,502
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	19,291,000		17,310
			310,105

Kazakhstan - 0.00%
JSC KazMunaiGas Exploration Production	1		-

Malaysia - 3.36%
AirAsia Bhd. (1)	15,185,700		6,146
Astro All Asia Networks PLC	6,357,300		6,432
CIMB Group Holdings Bhd.	45,014,349		144,452
Eastern & Oriental Bhd. (1)	20,582,430		8,628
Genting Bhd.	50,777,400		100,703
IJM Corp. Bhd.	46,943,279		61,071
IJM Corp. Bhd., rights expire October 16, 2009 (1)	4,694,327		1,645
IOI Corp. Bhd.	6,961,475		10,465
Mah Sing Group Bhd.	6,577,133		3,537
Naim Cendera Holdings Bhd.	11,661,500		9,709
S P Setia Bhd.	26,044,350		30,344
StemLife Bhd. (2)	8,331,900		1,542
Tanjong PLC	9,705,600		42,088
Transmile Group Bhd. (1)	11,264,800		3,875
			430,637

Pakistan - 0.08%
Oil and Gas Development Co. Ltd. (GDR)	791,800		10,196

Philippines - 1.05%
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (3)	724,790		-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (3)	241,431		-
Energy Development Corp. (2)	780,051,000		77,103
International Container Terminal Services, Inc.	29,660,688		13,723
Philippine Airlines, Inc. (acquired 3/31/97, cost: $0) (1) (3)	68,631,450		-
Philippine Long Distance Telephone Co.	311,320		15,779
Philippine Long Distance Telephone Co. (ADR)	227,900		11,714
SM Investments Corp.	2,313,829		15,814
			134,133

Singapore - 0.82%
Ascendas India Trust	28,651,500		17,709
Banyan Tree Holdings Ltd. (1)	3,782,000		2,324
CapitaRetail China Trust	8,476,000		7,347
Olam International Ltd.	3,331,190		5,916
Wilmar International Ltd.	14,893,420		66,870
Yanlord Land Group Ltd.	3,292,000		5,332
			105,498

South Korea - 11.51%
Cheil Worldwide Inc.	29,090		7,192
Hankook Tire Co., Ltd.	2,991,720		59,707
Hite Brewery Co., Ltd.	324,655		46,419
Hyundai Department Store Co., Ltd.	382,943		35,850
Hyundai Mobis Co., Ltd.	592,331		83,430
Korea Exchange Bank	2,789,600		32,882
Korean Reinsurance Co.	852,868		8,601
KT&G Corp.	934,307		56,774
LG Chem, Ltd.	1,292,200		240,844
LG Electronics Inc.	1,027,617		109,758
LG Electronics Inc., nonvoting preferred	648,194		29,183
LG Telecom Ltd.	1,097,278		7,947
Macquarie Korea Infrastructure Fund (GDR)	1,303,200		5,679
Megastudy Co., Ltd.	53,890		11,122
NHN Corp. (1)	457,791		67,597
OCI Co., Ltd.	133,500		29,995
Samsung Electronics Co., Ltd.	313,857		217,697
Samsung Electronics Co., Ltd. (GDR)	702,238		239,463
Shinhan Financial Group Co., Ltd. (1)	1,921,553		76,862
SK Telecom Co., Ltd.	247,730		38,477
SK Telecom Co., Ltd. (ADR)	1,185,400		20,685
S-Oil Corp.	885,740		46,963
			1,473,127

Sri Lanka - 0.07%
Dialog Telekom Ltd. (1)	149,615,180		8,473

Taiwan - 6.79%
Acer Inc.	25,085,950		64,323
Cathay Financial Holding Co., Ltd. (1)	37,940,000		63,352
China Steel Corp.	2,348,436		2,196
CTCI Corp.	14,107,000		13,807
Delta Electronics, Inc.	24,590,874		70,359
Hon Hai Precision Industry Co., Ltd.	24,193,726		97,592
Hon Hai Precision Industry Co., Ltd. (GDR)	1,572,111		12,891
HTC Corp.	4,701,994		51,901
MediaTek Inc.	2,533,305		42,459
Phison Electronics Corp.	1,220,656		10,661
President Chain Store Corp.	5,728,299		14,115
Siliconware Precision Industries Co., Ltd.	3,521,000		4,999
SinoPac Financial Holdings Co., Ltd. (1)	52,329,000		21,599
Synnex Technology International Corp.	14,428,689		30,906
Taiwan Cement Corp.	72,511,324		81,853
Taiwan Mobile Co., Ltd.	25,921,422		48,228
Taiwan Semiconductor Manufacturing Co., Ltd.	71,932,680		145,080
TECO Electric & Machinery Co., Ltd.	16,599,000		7,267
Test-Rite International Co., Ltd.	10,182,793		4,633
Tripod Technology Corp.	14,343,877		36,959
United Microelectronics Corp. (ADR) (1)	547,100		2,079
Wistron Corp.	22,483,984		42,043
			869,302

Thailand - 1.65%
Banpu PCL	11,857,900		151,861
Banpu PCL, nonvoting depositary receipt	106,200		1,366
Bumrungrad Hospital PCL (2)	43,774,600		37,985
CP ALL PCL	18,865,800		11,347
Esso (Thailand) PCL	25,502,700		5,571
Rojana Industrial Park PCL	13,485,400		3,470
			211,600

Vietnam - 0.07%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $4,515,000) (1) (3)	1,630,227		2,934
Vietnam Resource Investments (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (3)	1,108,000		5,540
Vietnam Resource Investment (Holdings) Ltd., warrants expire June 18, 2010 (acquired 6/15/07, cost: $0) (1) (3)	110,800		1
			8,475

Latin America - 18.68%

Argentina - 0.01%
Grupo Financiero Galicia SA, Class B (1)	5		-
Telecom Argentina SA, Class B (ADR) (1)	77,400		1,238
			1,238

Brazil - 11.21%
ALL - América Latina Logística SA, units	6,953,000		53,742
B2W - Cia. Global do Varejo, ordinary nominative	238,900		6,732
Bradespar SA, preferred nominative	945,000		17,432
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative	2,507,500		39,160
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative (ADR)	927,300		14,345
CESP - Cia. Energética de São Paulo, Class B, preferred nominative	3,844,160		47,418
Cia. Brasileira de Meios de Pagamento, ordinary nominative	3,804,100		37,841
Cia. de Bebidas das Américas - AmBev, preferred nominative	7,157		592
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	440,400		36,227
Cia. de Saneamento de Minas Gerais, ordinary nominative	670,947		11,515
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	3,992,706		60,999
Companhia de Concessões Rodoviárias, ordinary nominative	4,176,200		71,624
Drogasil SA, ordinary nominative	746,800		9,507
Dufry South America Ltd. (BDR) (2)	3,319,500		56,236
Eletropaulo Metropolitana Eletricidade de São Paulo SA, Class B, preferred nominative	824,700		16,916
Hypermarcas SA, ordinary nominative (1)	7,265,600		142,615
Itaú Unibanco Banco Holding SA, preferred nominative (ADR)	4,164,390		83,912
Itaúsa - Investimentos Itaú SA, preferred nominative	19,604,427		118,916
Marfrig Alimentos SA, ordinary nominative (1)	6,017,940		57,377
NET Serviços de Comunicação SA, preferred nominative (1)	674,964		7,871
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (1) (2) (3) (4)	27,000		-
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,912,600		87,788
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,066,100		41,908
Telemar Norte Leste SA, Class A, preferred nominative	290,300		9,558
Tele Norte Leste Participações SA, preferred nominative	1,219,200		23,111
Tele Norte Leste Participações SA, preferred nominative (ADR)	1,443,400		27,121
TIM Participações SA, ordinary nominative (1)	14,623,721		48,572
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	927,870		24,524
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	241,050		6,180
Vale SA, ordinary nominative (ADR)	8,400		194
Vale SA, Class A, preferred nominative	1,659,000		34,357
Vale SA, Class A, preferred nominative (ADR)	10,503,724		215,431
Wilson Sons Ltd. (BDR)	1,882,300		25,871
			1,435,592

Chile - 0.83%
Banco Santander - Chile (ADR)	428,100		24,633
Empresa Nacional de Electricidad SA (ADR)	23,736		1,113
Enersis SA (ADR)	1,921,900		35,459
Ripley Corp SA	45,951,747		33,002
SACI Falabella	2,780,916		12,268
			106,475

Mexico - 6.63%
América Móvil, SAB de CV, Series L (ADR)	6,403,131		280,649
Bolsa Mexicana de Valores, SAB de CV, Series A (1)	7,705,600		9,532
Carso Infraestructura y Construcción SAB de CV, Series B1 (1)	57,009,700		32,010
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	1,129,025		14,587
Empresas ICA, SAB de CV, ordinary participation certificates (1)	3,252,651		7,655
Fomento Económico Mexicano, SAB de CV (ADR)	2,510,500		95,525
Genomma Lab Internacional, SAB de CV, Series B (1)	458,400		616
Grupo Financiero Inbursa, SAB de CV	22,466,257		63,671
Grupo México, SAB de CV, Series B (1)	5,231,301		9,684
Grupo Modelo, SAB de CV, Series C (1)	3,225,600		12,088
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	362,428		6,738
Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B1 (1)	61,735,300		57,620
Kimberly-Clark de México, SAB de CV, Series A	11,639,350		48,808
Teléfonos de México, SAB de CV, Series L (ADR)	4,656,700		81,213
Telmex Internacional, SAB de CV, Series L	22,737,100		15,983
Telmex Internacional, SAB de CV, Series L (ADR)	8,102,766		113,034
			849,413

Eastern Europe and Middle East - 10.67%

Czech Republic - 0.76%
ČEZ, AS	363,938		19,435
Komercní banka, AS	148,821		29,716
Telefónica 02 Czech Republic, AS	1,969,600		48,817
			97,968

Israel - 1.36%
"Bezeq" The Israel Telecommunication Corp. Ltd.	35,415,300		76,233
Cellcom Israel Ltd.	1,181,533		35,724
Israel Chemicals Ltd.	2,513,400		28,788
Orbotech Ltd. (1)	277,651		2,625
Partner Communications Co. Ltd.	725,204		13,722
Partner Communications Co. Ltd. (ADR)	112,000		2,108
Shufersal Ltd.	3,233,940		14,309
			173,509

Oman - 0.15%
BankMuscat (SAOG) (GDR)	2,040,632		18,774

Poland - 1.21%
Bank Pekao SA (1)	1,158,271		61,269
Telekomunikacja Polska SA	17,114,500		94,104
			155,373

Russia - 5.88%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,902,000) (2) (3) (4) (5)	11,783,118		14,307
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $20,548,000) (2) (3) (4) (5)	21,690,364		19,905
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $5,821,000) (1) (2) (3) (4) (5)	5,821,371		3,272
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $9,600,000) (1) (2) (3) (4) (5)	9,600,000		5,295
Evraz Group SA (GDR) (1)	2,644,232		68,882
New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000) (1) (3) (4)	5,247,900		6,080
OAO Gazprom	1,334,000		7,951
OAO Gazprom (ADR)	18,304,000		425,568
OAO TMK (GDR)	247,400		3,864
OJSC Holding Co. Sibirskiy Cement (1)	693,300		11,439
OJSC M.video (1)	2,260,570		8,816
OJSC Magnit	572,564		34,068
OJSC Magnit (GDR)	1,161,500		15,913
OJSC Magnitogorsk Iron and Steel Works (GDR) (1)	1,552,400		14,437
OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR) (1)	4,572,370		56,805
OJSC Mobile TeleSystems (ADR)	402,000		19,405
OJSC Novolipetsk Steel (GDR) (1)	1,183,850		30,129
OJSC Pharmstandard (GDR) (1)	347,100		6,255
			752,391

Turkey - 1.31%
Akbank TAŞ	1,485,004		8,610
Aktaş Elektrik Ticaret AŞ (1)	4,273		-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	5,914,218		64,597
Coca-Cola İçecek AŞ, Class C	1,300,245		9,205
Haci Ömer Sabanci Holding AŞ	971,011		3,764
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B	823,420		1,343
Türk Telekomünikasyon AŞ, Class D	19,070,375		57,345
Turkcell İletişim Hizmetleri AŞ	1,730,681		12,369
Turkcell İletişim Hizmetleri AŞ (ADR)	190,800		3,410
Türkiye Garanti Bankasi AŞ	1,732,866		6,543
			167,186

Africa - 6.08%

Egypt - 0.88%
Commercial International Bank (Egypt) S.A.E.	861,107		9,074
Egyptian Company for Mobile Services S.A.E.	759,011		30,464
Orascom Construction Industries Co.	487,664		20,655
Orascom Construction Industries Co. (GDR)	579,512		24,340
Telecom Egypt Co.	8,488,400		27,744
			112,277

Morocco - 0.09%
Holcim (Maroc) SA	46,585		11,363

South Africa - 5.08%
AngloGold Ashanti Ltd.	1,536,197		61,796
AngloGold Ashanti Ltd. (ADR)	1,216,797		49,597
Aveng Ltd.	2,337,800		13,490
Harmony Gold Mining Co. Ltd.	1,760,902		18,795
Harmony Gold Mining Co. Ltd. (ADR)	878,213		9,608
Impala Platinum Holdings Ltd.	1,207,787		28,200
MTN Group Ltd.	1,914,600		31,203
Murray & Roberts Holdings Ltd.	2,482,077		19,655
Mvelaphanda Resources Ltd. (1)	2,578,176		13,068
Pretoria Portland Cement Co. Ltd.	8,643,245		39,094
Sappi Ltd.	1,989,795		7,513
Sappi Ltd. (ADR)	1,308,900		5,052
Sasol Ltd.	5,044,611		190,073
Sasol Ltd. (ADR)	1,345,500		51,290
Shoprite Holdings Ltd.	905,004		7,486
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $3,767,000) (1) (2) (3) (4) (5)	27,594		17,568
Standard Bank Group Ltd.	446,800		5,791
Telkom SA Ltd.	7,572,973		43,670
Truworths International Ltd.	4,034,482		22,877
Wilson Bayly Holmes - Ovcon Ltd.	871,093		14,666
			650,492

Zambia - 0.03%
Celtel Zambia PLC	29,900,610		3,407

Other markets - 3.84%

Australia - 0.30%
Aquarius Platinum Ltd. (1)	8,539,334		37,957

Canada - 0.30%
Banro Corp. (1) (2)	6,230,500		16,664
Banro Corp., warrants expire September 17, 2011 (1) (2)	204,900		230
Centerra Gold Inc. (1)	146,400		998
CIC Energy Corp. (1) (2)	3,251,700		5,777
Farallon Mining Ltd. (1)	8,407,500		3,381
Katanga Mining Ltd. (1)	2,341,807		1,949
Platmin Ltd. (1)	1,186,900		1,554
Platmin Ltd. (CDI) (1)	6,481,100		7,772
			38,325

Italy - 0.22%
Tenaris SA (ADR)	780,000		27,784

Netherlands - 0.15%
Vimetco NV (GDR) (1)	601,950		1,144
X5 Retail Group NV (GDR) (1)	728,834		17,711
			18,855

United Kingdom - 0.79%
Antofagasta PLC	779,001		9,460
Eurasian Natural Resources Corp. PLC	1,058,293		14,831
Ferrexpo PLC	2,981,893		7,009
Gem Diamonds Ltd. (1)	4,349,829		16,546
Kazakhmys PLC	258,790		4,444
Lonrho PLC (1) (2)	40,521,200		5,203
Namakwa Diamonds Ltd. (1)	4,370,700		2,428
New World Resources NV, Class A	1,049,136		10,333
Standard Chartered PLC	918,050		22,612
Volga Gas PLC (1)	2,618,946		8,584
			101,450

United States Of America - 0.63%
CTC Media, Inc. (1)	665,300		10,459
Freeport-McMoRan Copper & Gold Inc.	215,305		14,772
Freeport-McMoRan Copper & Gold Inc., 6.75% convertible preferred May 1, 2010	53,400		5,500
Genpact Ltd. (1)	3,706,163		45,586
SINA Corp. (1)	119,900		4,551
			80,868

Multinational - 0.62%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $6,704,000) (1) (2) (3) (4) (5)	55,951		10,879
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $38,119,000) (2) (3) (4) (5)	48,404		44,099
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873		4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,336,000) (1) (2) (3)	318,677		2,336
International Hospital Corp. Holding NV, warrants expire June 30,2011 (acquired 12/24/08, cost: $0) (1) (2) (3)	31,867		-
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240		453
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369		6,183
Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08, cost: $11,883,000) (1) (2) (3) (4) (5)	3,800		10,712
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000) (1) (2) (3) (4)	600,000		28
			79,160

Miscellaneous - 0.83%
Equity securities in initial period of acquisition			106,169

Total equity securities (cost: $8,885,370,000)			12,173,489

Bonds and notes	Units or principal amount		Value
	(000)		(000)

Asia-Pacific - 0.18%

China - 0.07%
Fu Ji Food and Catering Services Holdings Ltd. 0% convertible bonds, October 18, 2010 (6)	CNY 93,400		9,609

India - 0.01%
Rajesh Exports Ltd. 0% convertible bonds, February 21, 2012 (6)	$1,400		1,456

Indonesia - 0.02%
Republic of Indonesia:
10.375% May 4, 2014	1,570		1,919
12.50% March 15, 2013	IDR 9,800,000		1,130
			3,049

Singapore - 0.05%
Noble Group Ltd. 0% convertible bonds, June 13, 2014 (6)	$4,519		6,360

South Korea - 0.03%
Korean Government 4.25% September 10, 2014	KRW 4,730,000		3,929

Latin America - 0.72%

Argentina - 0.12%
Republic of Argentina:
Index-Linked, Payment-in-Kind Bond, 9.092% December 31, 2033 (7)	ARS 63,193		13,888
GDP-Linked Bond, 0% December 15, 2035 (6)	58,072		915
			14,803

Brazil - 0.33%
Banco BMG SA:
8.75% July 1, 2010	$917		935
8.75% July 1, 2010 (acquired 6/22/05, cost: $3,359,000) (3)	3,360		3,427
Federal Republic of Brazil 11.00% August 17, 2040	3,923		5,296
Marfrig Frigoríficos e Comércio de Alimentos SA 9.625% November 16, 2016	2,398		2,392
Nota do Tesouro Nacional:
10.00% January 1, 2012	24	Units	13,340
10.00% January 1, 2017	5	Units	2,422
10.776% May 15, 2045 (7)	15	Units	14,744
			42,556

Colombia - 0.05%
Republic of Colombia:
7.375% March 18, 2019	$4,600		5,283
11.75% March 1, 2010	COP 3,100,000		1,661
			6,944

Dominican Republic - 0.00%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $322,000) (3)	$312		326

Jamaica - 0.07%
Digicel Group Ltd. 12.00% April 1, 2014 (acquired 3/6/09, cost: $ 6,947,000) (3)	7,500		8,438

Mexico - 0.12%
United Mexican States Government Bonds:
5.625% January 15, 2017	840		876
5.95% March 19, 2019	3,966		4,184
9.50% December 18, 2014	MXN 1,279		10,315
			15,375

Peru - 0.02%
Republic of Peru 7.125% March 30, 2019	$1,695		1,953

Venezuela - 0.01%
Republic of Venezuela:
7.65% April 21, 2025	1,225		815
8.50% October 8, 2014	129		115
			930

Eastern Europe and Middle East - 0.30%

Poland - 0.03%
Poland Government 5.00% October 24, 2013	PLN 10,470		3,573

Russia - 0.20%
OAO Gazprom Loan Participation Notes:
6.212% November 22, 2016	$1,000		970
8.146% April 11, 2018	2,315		2,457
9.625% March 1, 2013	2,590		2,914
OJSC VTB Bank Loan Participation Notes:
6.332% March 15, 2010	GBP 4,202		6,786
6.875% May 29, 2018	$1,770		1,774
Russian Federation 7.50% March 31, 2030	261		286
Sberbank (Savings Bank of the Russian Federation) Loan Participation Notes:
5.93% November 14, 2011	3,600		3,771
6.468% July 2, 2013	2,760		2,860
6.48% May 15, 2013	4,025		4,157
			25,975

Turkey - 0.07%
Republic of Turkey:
7.50% November 7, 2019	3,150		3,481
14.00% January 19, 2011	TRY 5,200		3,790
Index-Linked Bond, 12.149% February 15, 2012 (7)	2,060		1,904
			9,175

Africa - 0.10%

South Africa - 0.10%
Edcon Pty Ltd. 4.023% June 15, 2014 (7)	EUR 12,070		12,899

Other markets - 0.08%

United Kingdom - 0.08%
Standard Chartered PLC 5.375% July 14, 2049	GBP 7,180		9,724

Total bonds and notes (cost: $165,330,000)			177,074

Short-term securities	Principal amount		Value
	(000)		(000)

Corporate short-term notes - 2.50%
ING (US) Funding LLC 0.17%-0.18% due 11/2-11/4/09	109,900		109,881
JPMorgan Chase & Co. 0.05% due 10/1/09	80,345		80,345
Siemens Capital Co. LLC 0.17% due 10/6/09	23,100		23,099
Société Générale North America, Inc. 0.17% due 10/5/09	107,200		107,198
			320,523

Federal agency discount notes - 0.10%
Fannie Mae 0.17% due 11/18/09	12,600		12,599

Total short-term securities (cost: $333,120,000)			333,122

Total investment securities (cost: $9,383,820,000)			12,683,685

Excess of payables over cash and receivables (including foreign currency contracts)			118,487

Net assets			$12,802,172

(1) Security did not produce income during the last 12 months.
(2) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.

(3) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists.  As of September 30, 2009, the total value and cost of such securities were $190,613,000 and $265,772,000, respectively, and the value represented 1.49% of net assets.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund's performance.  For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(7) Coupon rate may change periodically.

Abbreviations

Securities:
ADR - American Depositary Receipts
BDR - Brazilian Depositary Receipts
CDI - CREST Depository Interest
GDR - Global Depositary Receipts

Currencies other than U.S. dollars:
ARS - Argentine Peso
CNY - Chinese Yuan Renminbi
COP - Colombian Peso
EUR - Euro
GBP - British Pound Sterling
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexicann Peso
PLN - Polish Zloty
TRY - Turkish Lira

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,882,087
Gross unrealized depreciation on investment securities	(795,178)
Net unrealized appreciation on investment securities	3,086,909
Cost of investment securities for federal income tax purposes	9,596,776

Security valuation
Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Bonds and notes, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality, and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. Eastern time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment advisor. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment Securities:	Level 1	Level 2	Level 3	Total
Equity securities
Asia-Pacific	$6,755,361	$339,245	$42,660	$7,137,266
Latin America	2,392,716	-	-	2,392,716
Eastern Europe/Middle East	1,316,340	10,196	48,860	1,375,396
Africa	728,771	31,203	17,568	777,542
Other markets	305,239	-	79,161	384,400
Miscellaneous securities	63,865	42,303	-	106,168
Bonds and notes	-	177,074	-	177,074
Short-term securities	-	333,122	-	333,122
Total	$11,562,292	$933,143	$188,249	$12,683,684

	Level 1	Level 2	Level 3
Forward Currency Contracts (†)	-	$126	-

(†) Forward currency contracts are not included in the investment portfolio.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Banro	6,435,400	-	-	6,435,400	$-	$16,894
Bumrungrad Hospital	43,774,600	-	-	43,774,600	463	37,985
CIC Energy	3,251,700	-	-	3,251,700	-	5,778
Dufry South America	3,716,500	46,000	443,000	3,319,500	-	56,236
Energy Development	780,051,000	-	-	780,051,000	-	77,103
Lonrho	40,521,200	-	-	40,521,200	-	5,203
McLeod Russel India	5,566,169	-	-	5,566,169	229	25,480
StemLife	8,331,900	-	-	8,331,900	-	1,542

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund*	11,783,118	-	-	11,783,118	-	14,307
Baring Vostok Private Equity Fund III*	20,292,114	1,398,250	-	21,690,364	284	19,905
Baring Vostok Private Equity Fund IV*	10,771,271	4,650,100	-	15,421,371	-	8,568
Capital International Global Emerging Markets Private Equity Fund*	55,951	-	-	55,951	-	10,879
Capital International Private Equity Fund IV*	48,278	126	-	48,404	-	44,099
International Hospital	960,417	-	-	960,417	-	6,806
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	6,637
New GP Capital Partners*	27,000	-	-	27,000	-	-
Pan-African Investment Partners II	3,800	-	-	3,800	-	10,712
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	28
South African Private Equity Fund III*	27,594	-	-	27,594	-	17,568
					$976	$365,730

* For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 27, 2009

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 27, 2009